Significant accounting policies (Additional Information) (Details) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 20, 2024	Feb. 29, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of changes in accounting estimates [line items]
Cash and cash equivalents			$ 823,223	$ 1,963,087	$ 159,723
Trade and other payables			19,884,517	905,132
Financial liabilities			24,568,306	$ 1,464,931
Additional funds from private or public offering of securities			5,000,000
Events After Reporting Period | Ordinary Shares
Disclosure of changes in accounting estimates [line items]
Proceeds from issuance of ordinary shares	$ 550,000
Yorkville Advisors Global LP | Events After Reporting Period | Ordinary Shares
Disclosure of changes in accounting estimates [line items]
Proceeds from issuance of ordinary shares		$ 600,000
Yorkville Advisors Global LP | Top of Range
Disclosure of changes in accounting estimates [line items]
Proceeds from issuance of ordinary shares			$ 10,000,000